Business combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4. Business combinations

Höegh Grace

Acquisition of 51% ownership interest in Höegh Grace

On January 3, 2017, the Partnership closed the acquisition of 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate Höegh Grace pursuant to a purchase, sale and contribution agreement that the Partnership entered into with Höegh LNG on December 1, 2016. The cash consideration was $91.8 million, excluding the working capital adjustment. The working capital adjustment was $0.4 million.

In December 2016, the Höegh Grace, commenced on the time charter contract with a lease element and a services element with SPEC. The Höegh Grace serves as a LNG import terminal in Cartagena, on the Atlantic coast of Colombia. The initial term of the lease is 20 years. However, the Charterer has an unconditional option to cancel the lease after 10 and 15 years. As a result, the non-cancellable lease period is for 10 years.

Under terms of the Höegh LNG Colombia Holding Ltd.’s memorandum and articles of association, the Partnership has the power to make key operating decisions considered to be most significant to the Höegh Grace entities and, therefore, has control over the Höegh Grace entities through the Partnership’s ownership of the equity interest of Höegh LNG Colombia Holding Ltd. As a result, the Partnership accounted for the acquisition of the 51% interest in Höegh LNG Colombia Holding Ltd. as a business combination. On January 1, 2017, the Partnership entered an agreement with Höegh LNG, under which Höegh LNG granted to the Partnership the authority to make decisions over the operations of Höegh LNG Colombia Holding Ltd. from January 1, 2017 to the closing date of the acquisition. As a result, the Partnership recorded the results of operations of the Höegh Grace entities in its consolidated income statement as of January 1, 2017.

The purchase price of the acquisition has been allocated to the identifiable fair values allocated to each class of identifiable assets acquired.

Under the purchase method of accounting when control is obtained, the non-controlling interest is required to be measured at its fair value at the acquisition date. Management concluded that the pro-rata values of the controlling and non-controlling interests were the same. The fair value of the consideration transferred and the fair value of the 49% interest of the non-controlling interest was allocated to assets acquired and liabilities assumed as of the acquisition date with any remaining unallocated amount recognized as goodwill.

The following summarizes the fair values of assets and liabilities assumed as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$91,768
Working capital adjustment	407
Total consideration		$92,175

Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Intangibles: Above market time charter	11,760
Other long term assets	830
Total assets		378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed		(197,312)
Total identifiable net assets		180,736

Non-controlling interest in total identifiable net assets		88,561

Acquired share in total identifiable net asset		$92,175

One contract related intangible was identified. The Partnership recorded $11.8 million for the favorable time charter contract with SPEC. Refer to note 2 Significant accounting policies: Intangibles and goodwill for information on the useful life and timing of amortization of the intangibles and note 12 for additional information.

The premium arising in a business combination for the difference in the fair value of the debt assumed compared to the outstanding principal is reported in the consolidated balance sheet as a direct adjustment to the outstanding principal of the related debt and amortized on an effective interest rate method over the term of the relevant loan. Amortization of fair value of the debt assumed is included as a component of interest expense.

The fair value of assets acquired and the liabilities assumed approximated the total consideration, therefore, no residual amount has been recognized as goodwill for the acquisition.

All of the excess value associated with the business combination is associated with assets and liabilities of Höegh LNG FSRU IV Ltd., a Cayman Islands company, which is not subject to corporate income taxes. Therefore, there are no deferred tax assets or liabilities included in the purchase price allocation. As of the acquisition date, Höegh LNG Colombia S.A.S. had net deferred tax assets of less than $0.1 million which were fully offset by a valuation allowance.

Acquisition of remaining 49% ownership interest in Höegh Grace

On December 1, 2017, the Partnership closed the acquisition of the remaining 49% ownership interest in Höegh LNG Colombia Holding Ltd., and, as of that date, the Partnership has a 100% ownership interest in the Höegh Grace entities and there is no longer a non-controlling interest in the Höegh Grace entities.

The purchase price for the acquisition was $85.9 million, excluding the working capital adjustment, pursuant to the purchase, sale and contribution agreement. The working capital adjustment was $0.8 million. The purchase price was settled with cash of $45.3 million from the issuance of the Series A preferred units and the rest of the purchase price of $41.4 million was financed by draws on the revolving credit facility.

The acquisition of 51% ownership interest in the Höegh Grace entities in January 2017 was accounted for under the purchase method of accounting. The December 2017 acquisition of the remaining 49% ownership interest in the Höegh Grace entities is a change in the Partnership's ownership and has been accounted for as an equity transaction for the acquisition of the 49% interest from the owner of the non-controlling interest. The carrying amount of the non-controlling interest is adjusted to reflect the change in ownership interest. Any difference between the fair value of the total consideration and the book value of the non-controlling interest is recognized as a capital contribution in equity attributable to the Partnership.

The following summarizes the acquisition of the non-controlling interest as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Cash portion of purchase price	$45,300
Revolving credit facility draw	40,600
Revolving credit facility draw for working capital adjustment	762
Total consideration		$86,662

49% Assets acquired		181,420
49% Liabilities assumed		(91,522)
Total identifiable net assets		89,898

Non-controlling interest acquired		89,898
Difference between net book value of acquired non-controlling interest and consideration paid		(3,236)
Impact of acquisition of non-controlling interest on equity		$86,662

Revenue and profit contributions

Total revenues of $51.8 million and net income of $23.6 million have been included in the Partnership's consolidated statement of income from January 1, 2017 through December 31, 2017.

Pro forma financial information

The following unaudited pro forma information assumes the acquisition of the Höegh Grace entities occurred as of January 1, 2016. The unaudited information is for illustration purposes only. The Höegh Grace was delivered from HHI on March 30, 2016 and did not begin operations under the time charter until December 2016. Periods prior to December 2016 reflect costs incurred during the construction and pre-contract period of operations and would not be indicative of the future results of operations or the cash flows that the Partnership has and will consolidate going forward.

Year ended
Unaudited pro forma information	December 31,
(in thousands of U.S. dollars)	2016
Total revenue	$96,526
Net income (loss)	23,382
Non-controlling interest in net income (loss)	(8,818)
Partners’ interest in net income (loss)	$32,200

Existing agreements remain in place for the time charter of the Höegh Grace and receipt of certain services, of which the material agreements are as follows:

⋅	a manning agreement with Höegh Fleet Services Philippines Inc. to recruit and engage crew for the vessel;

⋅	a technical services agreement with Höegh Norway to provide technical services for the vessel;

⋅	a management consulting agreement with Höegh Norway to provide support related to certain management activities;

⋅	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees;

⋅
an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel; and

⋅	a spare parts procurement and insurance services agreement with Höegh LNG Management to arrange for the supply of spare parts and the insurance coverage for the vessel.

Höegh Gallant

On October 1, 2015, the Partnership closed the acquisition of 100% of the shares in Höegh LNG FSRU III Ltd., a Cayman Islands company that indirectly owns the Höegh Gallant, for a total consideration of $194.2 million. In April 2015, the Höegh Gallant began operating under a charter that expires in 2020 with EgyptCo. EgyptCo has a charter with EGAS that expires in April 2020. Additionally, Höegh LNG and the Partnership have entered into an option agreement pursuant to which the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the EgyptCo charter until July 2025 at a rate equal to 90% of the rate payable pursuant to the current charter with EgyptCo, plus any incremental taxes or operating expenses as a result of the new charter.

The purchase price consisted of the cancellation of the $140 million interest-bearing demand note due from Höegh LNG, the issuance of a seller’s credit note of $47 million and the establishment of a liability for a working capital adjustment of $7.2 million. The acquisition of Höegh LNG FSRU III Ltd. was accounted for under the purchase method of accounting. Under this method, the purchase price is allocated to assets acquired and liabilities assumed based on their fair values as of the acquisition date. Any excess of the purchase price over the fair values is recognized as goodwill. The business is consolidated as of October 1, 2015 and part of the Majority held FSRUs segment.

The following table summarizes the fair values of assets acquired and liabilities assumed:

(in thousands of U.S dollars)
Consideration
Cancellation of demand note	$140,000
Seller's credit note	47,000
Working capital adjustment	7,160
		$194,160

Assets acquired
Cash and cash equivalents	7,695
Amounts due from affiliates	4,101
Inventory	1,038
Prepaid expenses and other receivables	199
Vessel	355,700
Intangibles: Above market time charter	11,000
Intangibles: Option for time charter extension	8,000
Other long term assets	86
Total assets excluding goodwill		387,819
Liabilities assumed
Trade payables	(311)
Amounts due from owners and affiliates	(773)
Accrued liabilities and other payables	(4,304)
Total long term debt	(184,698)
Derivative instruments	(3,824)
Total liabilities assumed		(193,910)
Total identifiable net assets		193,909
Goodwill		251
Total consideration		$194,160

Two contract related intangibles were identified. The Partnership recorded $11.0 million for the favorable time charter contract with EgyptCo and $8.0 million for the option for the time charter extension until 2025. Refer to note 2 Significant accounting policies; Intangibles and goodwill for information on the useful life and timing of amortization of the intangibles and note 12 for additional information. The fair value of the assets acquired and the liabilities assumed approximated the total consideration, therefore the residual amount of $0.3 million, was recognized as goodwill.

Revenue and profit contributions

Total revenues of $11.8 million and net income of $5.0 million have been included in the Partnership’s consolidated statement of income from the acquisition date of October 1, 2015 through December 31, 2015.

Pro forma financial information

The following unaudited pro forma information assumes the acquisition of the entity that indirectly owns the Höegh Gallant occurred as of January 1, 2015. The unaudited information is for illustration purposes only. The Höegh Gallant did not begin operations under the time charter until April 2015. Periods prior to that date reflect only costs incurred during the construction and pre-contract period of operations and would not be indicative of the results that the Partnership will experience going forward.

Year ended
Unaudited pro forma information	December 31,
(in thousands of U.S. dollars)	2015
Total revenues	$77,905
Net income (loss)	$28,975

Existing agreements remain in place for the time charter of the Höegh Gallant and receipt of certain services, of which the material agreements are as follows:

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch has a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the Höegh Gallant and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 with an expiration date in April 2020; and

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the Höegh Gallant, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant.